Backstop Funding Agreement and Contingently Redeemable Convertible Common Stock	3 Months Ended
Mar. 31, 2022
Backstop Funding Agreement and Contingently Redeemable Convertible Common Stock [Abstract]
Backstop Funding Agreement and Contingently Redeemable Convertible Common Stock [Text Block]
8.	Backstop Funding Agreement and Contingently Redeemable Convertible Common Stock
On March 31, 2022, the Company entered into the Backstop Subscription Agreement with VGAC II and the Backstop Investor pursuant to which, among other things, the Backstop Investor subscribed for and purchased, and the Company issued and sold to the Backstop Investor, on the date of the Subscription Agreement, the Backstop Tranche 1 Shares.
Immediately prior to closing of the Mergers (see Note 1, Description of Business), the Backstop Investor has the right to redeem all or a portion of the Backstop Tranche 1 Shares in cash for the original purchase price, to the extent that aggregate cash in the VGAC II trust account, after deducting any amounts paid to VGAC II shareholders that exercise their redemption rights in connection with the Merger, exceeds $22.5 million.
In addition, pursuant to the Backstop Subscription Agreement, among other things, the Backstop Investor agreed to subscribe for and purchase, on the closing date of the Mergers, certain shares of New Grove class A common stock at a purchase price of $10.00 per share (“Backstop Tranche 2 Shares”) for aggregate gross proceeds in an amount equal to (x) $22.5 million minus (y) the amount of aggregate cash in VGAC II’s trust account, after deducting any amounts paid to VGAC II shareholders that exercise their redemption rights in connection with the Mergers.

The Backstop Subscription Agreement provides that immediately following the closing of the Mergers, New Grove will issue to the Backstop Investor a number of warrants to purchase New Grove class A common stock (each warrant exercisable to purchase one share of New Grove class A common stock for $0.01) (such warrants the “Backstop Warrants”). The number of Backstop Warrants issued shall be determined on a fully diluted basis, as of immediately following the closing of the business combination, based in part of the level of redemptions by VGAC II shareholders. No Backstop Warrants have been issued as of March 31, 2022, as the number of Backstop Warrants to be issued will be determined immediately following the closing of the Mergers.
The Backstop Subscription Agreement also provides that New Grove will issue additional shares of New Grove class A common stock to the Backstop Investor if the volume weighted average price of New Grove class A common stock is less than $10.00 during the 10 trading days commencing on the first trading date after New Grove’s first quarterly earnings call for a fiscal quarter that ends following the closing of the Mergers (“Additional Shares”). No such Additional Shares have been issued as of March 31, 2022.
In the event that the Mergers are terminated pursuant to the Agreement and Plan of Merger without the proposed transactions having been completed (“Event of Termination”), then (a) the Company has agreed to issue to the Backstop Investor certain warrants that are exercisable for shares of the Company’s common stock, (b) the Backstop Tranche 1 Shares will automatically convert, in certain circumstances, into shares of the Company’s preferred stock and (c) the Company will be subject to certain repurchase obligations with respect to the Backstop Tranche 1 Shares.
The Company determined that the Backstop Tranche 1 Shares was the only instrument issued at inception because the issuance of any Backstop Tranche 2 Shares is a commitment between VGAC II and the Backstop Investor. In addition, the future issuance of (a) Penny Warrants and (b) Additional Shares are contingent on the closing of the Merger and will be issued by VGAC II or New Grove. The Company determined that the Backstop Subscription Agreement was akin to a debt-like host and identified the following embedded features: (i) redemption feature related to the Backstop Tranche 1 Shares in cash; and (ii) the Event of Termination feature, where both features did not require bifurcation. The redemption feature was concluded to be clearly and closely related to the debt-like host. The occurrence of the Event of Termination feature was considered remote and the value associated with this feature was determined to be de-minimis.
Accordingly, the Company recorded the proceeds received of $27.5 million, net of issuance costs, within mezzanine (or temporary) equity on its balance sheet. The Company has classified the Backstop Tranche 1 Shares as mezzanine (or temporary) equity on its balance sheet because as of March 31, 2022, the Backstop Tranche 1 Shares are contingently redeemable upon the occurrence of certain events not solely within the control of the Company that allow for the effective redemption of such shares in cash at the option of the holder. The Backstop Tranche 1 Shares have been recorded at carrying value because a liquidation event was not deemed probable as of March 31, 2022.